Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2022
Summary of significant accounting policies
Basis of presentation

(a)          Basis of presentation

The consolidated financial statements of the Group have been prepared in accordance with U.S. GAAP. The preparation of these financial statements requires management to make estimates and judgments that affect the reported amounts of assets, liabilities and revenues and expenses. On an on-going basis, management bases the estimates on historical experience and on various other assumptions that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities that are not readily available from other sources. Actual results may differ from these estimates. Identified below are the accounting policies that reflect the Group’s most significant estimates and judgments, and those that the Group believes are the most critical for fully understanding and evaluating its consolidated financial statements.

Noncontrolling interests

(b)         Noncontrolling interests

For the Company’s consolidated subsidiaries, noncontrolling interests are recognized to reflect the portion of their equity that is not attributable, directly or indirectly, to the Company as the controlling shareholder. Noncontrolling interests are classified as a separate line item in the equity section of the Group’s consolidated balance sheets and have been separately disclosed in the Group’s consolidated statements of comprehensive loss to distinguish the interests from that of the Group.

Changes in the Company’s ownership interest while the Company retains its controlling interest in its subsidiary or VIE shall be accounted for as equity transactions. Therefore, no gain or loss will be recognized in consolidated net loss or comprehensive loss. The carrying amount of the noncontrolling interest will be adjusted to reflect the change in its ownership interest in the subsidiary or VIE. Any difference between the fair value of the consideration received or paid and the amount by which the noncontrolling interest is adjusted will be recognized in equity attributable to the Company.

Redeemable noncontrolling interests

(c)         Redeemable noncontrolling interests

For the Company’s consolidated subsidiaries and VIEs, redeemable noncontrolling interests are recognized as a mezzanine equity. When the non-controlling interest is contingently redeemable upon the occurrence of a conditional event, which is not solely within the control of the Company, the non-controlling interest is classified as mezzanine equity according to ASC 480. There is a contingent put option granted to the non-controlling shareholder of a subsidiary from a business acquisition in 2019 (see Note 8(b)), according to which, under certain situation which is not solely within the control of the Company, the noncontrolling interest shareholder could put all his shares to the Company. The Company recognized such noncontrolling interest with the embedded put option as mezzanine equity and evaluates the possibility of the redemption at every balance sheet date, the Company recorded accretions of the mezzanine equity when the redemption becomes probable.

The accretion process of adjusting redeemable noncontrolling interest to its redemption value is performed after attribution of the subsidiary’s net income or loss pursuant to ASC 810, Consolidation. The redemption value was calculated according to the terms agreed with the noncontrolling interest shareholder. In 2022, the redeemable noncontrolling interest shareholder had exercised the put option, and the Company had no further redeemable noncontrolling interest since then.

The balance of redeemable noncontrolling interest as of December 31, 2021 and 2022 were RMB1,689 and nil ,respectively, and the accretion of the mezzanine equity recognized for the years ended December 31, 2020, 2021 and 2022 were nil, nil and RMB7,353 (US$1,066), respectively.

Use of estimates

(d)          Use of estimates

The preparation of the consolidated financial statements in conformity with U.S. GAAP requires the Group to make estimates and assumptions that affect the reported amounts of assets and liabilities, related disclosures of contingent assets and liabilities at the balance sheet date, and the reported revenues and expenses during the reporting period in the consolidated financial statements and accompanying notes. Significant accounting estimates reflected in the Group’s financial statements include, but are not limited to, valuation and recognition of share-based compensation expenses, fair value of assets and liabilities acquired in business combinations, assessment of impairment of long-lived assets and goodwill, allowance for credit losses(for details please refer to Note 2(j)) and valuation allowances for deferred tax assets. Actual results could differ from those estimates.

Foreign currency translation

(e)          Foreign currency translation

The Group’s reporting currency is Renminbi (“RMB”). The functional currency of the Company and the Group’s subsidiaries incorporated in Hong Kong (“HK”) and Singapore is United States dollars (“US$”). The Group’s PRC subsidiaries and VIEs determined their functional currency to be RMB. The Company’s subsidiaries with operations in other jurisdictions generally use their respective local currencies as their functional currencies. The determination of the respective functional currency is based on the criteria set out by Accounting Standards Codification (“ASC”) 830, Foreign Currency Matters.

Transactions denominated in foreign currencies other than functional currency are translated into the functional currency at the exchange rates prevailing on the transaction dates. Assets and liabilities denominated in foreign currencies other than functional currency are remeasured into the functional currency at the exchange rates prevailing at the balance sheet date. Exchange gains or losses arising from foreign currency transactions are recorded in the consolidated statements of comprehensive loss.

The financial statements of the Group’s non-PRC entities are translated from their respective functional currency into RMB. Assets and liabilities denominated in foreign currencies are translated into RMB using the applicable exchange rates at the balance sheet date. Equity accounts other than earnings generated in the current period are translated into RMB using the appropriate historical rates. Revenues, expenses, gains and losses are translated into RMB using the average exchange rates for the relevant period. The resulting foreign currency translation adjustments are recorded in other comprehensive income/(loss) in the consolidated statements of comprehensive loss, and the accumulated foreign currency translation adjustments are presented as a component of accumulated other comprehensive income/(loss) in the consolidated statements of changes in shareholders’ equity. Total foreign currency translation adjustments included in the Group’s other comprehensive income/(loss) were loss of RMB52,185, RMB16,453 and income of RMB53,349 for the years ended December 31, 2020, 2021 and 2022, respectively.

Convenience translation

(f)          Convenience translation

Translations of the consolidated balance sheets, consolidated statements of comprehensive loss and consolidated statements of cash flows from RMB into US$ as of and for the year ended December 31, 2022 are solely for the convenience of the readers and were calculated at the rate of US$1.00=RMB 6.8972 , representing the noon buying rate set forth in the H.10 statistical release of the U.S. Federal Reserve Board on December 30, 2022. No representation is made that the RMB amounts could have been, or could be, converted, realized or settled into US$ at that rate on December 31, 2022, or at any other rate.

Cash and cash equivalents and time deposits

(g)          Cash and cash equivalents and time deposits

Cash and cash equivalents represent cash on hand, time deposits and highly-liquid investments placed with banks or other financial institutions, which are unrestricted to withdrawal or use, and which have original maturities of three months or less. Under existing PRC foreign exchange regulations, payments of current accounts, including profit distributions, interest payments and trade and services-related foreign exchange transactions, can be made in foreign currencies without prior SAFE approval as long as certain routine procedural requirements are fulfilled. However, approval from or registration with competent government authorities is required where the Renminbi is to be converted into foreign currency and remitted out of mainland China to pay capital expenditures.

Time deposits represent time deposits placed with banks with original maturities of three months or more.

Restricted cash and time deposits

(h)          Restricted cash and time deposits

Cash and time deposits that are restricted as to withdrawal or use for current operations are classified as restricted cash and restricted time deposits, respectively.

In the event that the restriction is expected to be removed within the next twelve months, the relevant assets are classified as current assets. Otherwise, they are classified as non-current assets.

Short-term investments

(i)          Short-term investments

Short-term investments include wealth management product with variable interest rates or principal not-guaranteed with certain financial institutions. In accordance with ASC 825, Financial Instruments, for financial products with variable interest rates referenced to performance of underlying assets, the Group elected the fair value method at the date of initial recognition and carries these investments at fair value. Changes in the fair value of these investments are reflected in the consolidated statements of comprehensive loss as investment income and included in “others, net”. Fair value is estimated based on quoted prices of similar products provided by financial institutions at the end of each reporting period. The Group classifies these inputs as Level 2 fair value measurement.

Receivables, net

(j)           Receivables, net

Accounts receivable and other receivables recorded in prepayments and other current assets (collectively defined as “Receivables”) are stated at the historical carrying amount net of write-offs and allowance for credit losses. Prior to January 1, 2020, the Group reviews the accounts receivable on a periodic basis and makes allowances when there is doubt as to the collectability of individual balances. In evaluating the collectability of individual accounts receivable balances, the Group considers several factors, including the age of the balance, the customer’s payment history, and current credit-worthiness, and current economic trends. Accounts receivable balances are written off after all collection efforts have been exhausted.

Starting from January 1, 2020, the Group adopted ASU 2016-13, “Financial Instruments—Credit Losses (Topic 326), Measurement of Credit Losses on Financial Instruments” (“ASC Topic 326”), which replaces the existing incurred loss impairment model with an expected loss methodology on the measurement of credit losses for financial assets measured at amortized cost. The Group’s receivables are within the scope of ASC Topic 326. To estimate expected credit losses, the Group considers the past collection experience, current economic conditions, future economic conditions (external data and macroeconomic factors) and changes in the Group’s customer collection trends. The Group has identified the relevant credit risk characteristics of its customers and the related receivables and other receivables which include size, type of the services or the products the Group provides, or a combination of these characteristics. Receivables with similar credit risk characteristics have been grouped into pools. For each pool, the Group determines an expected loss rate based on historical loss experience adjusted for judgments about the effects of relevant observable data including current and future economic conditions. This is assessed at each quarter based on the Group’s specific facts and circumstances. The Group used a modified retrospective approach with acumulative-effect of an increase of approximately RMB2.8 million in the allowance for credit losses upon the initial adoption of this guidance, of which the expected loss amount of accounts receivable was RMB1.1million.

Long-term investments

(k)          Long-term investments

The Group measures long-term equity investments other than equity method investments at fair value through earnings along with Accounting Standards Update (“ASU”) 2016-01. For the investments without readily determinable fair values, the Group elected to record these investments at cost, less impairment, and plus or minus subsequent adjustments for observable price changes (“measurement alternative”). Under this measurement alternative, changes in the carrying value of the equity investment will be required to be made whenever there are observable price changes in orderly transactions for the identical or similar investment of the same issuer. The Group makes reasonable efforts to identify price changes that are known or that can reasonably be known.

The Group assesses these investments for impairment by considering factors including, but not limited to, current economic and market conditions, operating performance of the companies, and other company-specific information. The Group uses a combination of valuation methodologies in determination of the fair value, including market and income approaches based on the Group’s best estimate, which is determined by using information including but not limited to the pricing of recent rounds of financing, future cash flow forecasts, liquidity factors and selection of the comparable companies. The fair value determination, particularly for investments in privately-held companies whose revenue model is still unclear, requires significant judgment to determine appropriate estimates and assumptions. Changes in these estimates and assumptions could affect the calculation of the fair value of the investments. If this assessment indicates that an impairment exists, the Group will estimate the fair value of the investment and, if the fair value is less than carrying value, the Group will write down the asset to its fair value and take the corresponding charge to the consolidated statements of comprehensive loss. The Group recognized impairment loss of long-term investment amounted nil, nil and RMB14.8 million (for details please refer to Note 12) for the years of 2020, 2021 and 2022, respectively.

Property and equipment, net

(l)          Property and equipment, net

Property and equipment are stated at cost less accumulated depreciation and impairment, if any. Depreciation is calculated using the straight-line method over estimated useful lives of the assets as follows:

Estimated useful life
Office furniture and equipment	3 years
Computer equipment	3 years
Servers and network equipment	3 years
Vehicles	4 years
Building	20 years
Leasehold improvements	Lesser of the term of the lease or the estimated useful lives of the leasehold improvement

Repair and maintenance costs are charged to expenses as incurred, whereas the cost of renewals and betterment that extend the useful lives of property and equipment is capitalized as additions to the related assets. Retirements, sales and disposals of assets are recorded by removing the cost and accumulated depreciation from the assets and accumulated depreciation accounts with any resulting gain or loss reflected in the consolidated statements of comprehensive loss.

Intangible assets, net

(m)        Intangible assets, net

Intangible assets acquired through business combinations are recognized as assets separated from goodwill if they satisfy either the “contractual-legal” or “separability” criterion. Intangible assets purchased are recognized and measured at fair value upon acquisition.

Intangible assets with finite lives are carried at cost less accumulated amortization and impairment, if any. All intangible assets with finite lives are amortized using the straight-line method over the estimated economic lives.

Crypto assets held by the Group through third-party custodian service providers include Conflux Token, which are accounted for as intangible assets under the cost model. The Group has ownership of and control over the crypto assets held and employs the third-party custodian service provider to securely store them. The crypto assets held by the Group are considered to have an indefinite life and not subject to amortization. Accordingly, they are not subject to amortization and are tested annually for impairment, or more frequently if events or changes in circumstances indicate that they might be impaired.

Amortization is calculated using the straight-line method over estimated useful lives of the assets as follows:

Estimated useful life
Technology	8.5 years
Customer relationship	3~5.5 years
Non-compete agreement	5.5 years
Software	3 years
Brand	8~10 years
Backlog	3 years
License	15 years

Business combinations

(n)          Business combinations

The Group accounts for its business combinations using the purchase method of accounting in accordance with ASC topic 805, Business Combinations. The purchase method of accounting requires that the consideration transferred to be allocated to the assets, including separately identifiable assets and liabilities the Group acquired, based on their estimated fair values. The consideration transferred in an acquisition is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued as well as the contingent considerations and all contractual contingencies as of the acquisition date. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any noncontrolling interests. The excess of (i) the total of cost of acquisition, fair value of the noncontrolling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree, is recorded as goodwill. If the cost of acquisition is less than the fair value of the net assets of the subsidiary acquired, the difference is recognized directly in earnings.

The determination and allocation of fair values to the identifiable assets acquired, liabilities assumed and noncontrolling interests is based on various assumptions and valuation methodologies requiring considerable judgment from management. The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. The Group determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets, forecasted life cycle and forecasted cash flows over that period.

Goodwill

(o)          Goodwill

Goodwill represents the excess of the purchase consideration over the fair value of the identifiable tangible and intangible assets acquired and liabilities assumed from the acquired entity as a result of the Company’s acquisitions of interests in its subsidiaries and consolidated VIEs. Goodwill is not amortized but is tested for impairment at the reporting unit level on an annual basis by the end of year, and between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. Under ASC 350-20-35, the Group has the option to choose whether it will apply the qualitative assessment first and then the quantitative assessment, if necessary, or to apply the quantitative assessment directly. The Group will perform the quantitative impairment test if the Group bypasses the qualitative assessment, or based on the qualitative assessment, if it is more likely than not that the fair value of the reporting unit is less than its carrying amount. The quantitative impairment test is comparing the fair value of the reporting unit with its carrying amount. If the fair value of the reporting unit exceeds its carrying amount, goodwill is not impaired. If the carrying amount of a reporting unit exceeds its fair value, an impairment loss shall be recognized in an amount equal to that excess, limited to the total amount of goodwill allocated to that reporting unit.

Application of a goodwill impairment test requires significant management judgment, including the identification of reporting units, assigning assets and liabilities to reporting units, assigning goodwill to reporting units, and determining the fair value of each reporting unit. The judgment in estimating the fair value of reporting units includes estimating future cash flows, determining appropriate discount rates and making other assumptions. Changes in these estimates and assumptions could materially affect the determination of fair value for each reporting unit.

RMB12,565, nil and RMB10,236 of impairment loss of goodwill were recognized for the years ended December 31, 2020, 2021 and 2022, respectively (for details please refer to Note 11).

Impairment of long-lived assets other than goodwill

(p)          Impairment of long-lived assets other than goodwill

The Group evaluates its long-lived assets other than goodwill for impairment whenever events or changes in circumstances (such as a significant adverse change to market conditions that will impact the future use of the assets) indicate that the carrying amount of an asset may not be fully recoverable. When these events occur, the Group evaluates the impairment by comparing carrying amount of the assets to an estimate of future undiscounted cash flows expected to be generated from the use of the assets and their eventual disposition. If the sum of the expected future undiscounted cash flows is less than the carrying amount of the assets, the Group recognizes an impairment loss based on the excess of the carrying amount of the long-lived assets over their fair value. Refer to Note 9- Intangible assets, net and Note 12- Long-term investment for further information.

Fair value measurement

(q)          Fair value measurement

Accounting guidance defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

Accounting guidance establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. Accounting guidance establishes three levels of inputs that may be used to measure fair value:

Level 1—Quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2—Observable, market-based inputs, other than quoted prices, in active markets for identical assets or liabilities.

Level 3—Unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of assets or liabilities.

Accounting guidance describes three main approaches to measuring the fair value of assets and liabilities: (1) market approach; (2) income approach and (3) cost approach. The market approach uses prices and other relevant information generated from market transactions involving identical or comparable assets or liabilities. The income approach uses valuation techniques to convert future amounts to a single present value amount. The measurement is based on the value indicated by current market expectations about those future amounts. The cost approach is based on the amount that would currently be required to replace an asset.

Transfers into or out of fair value hierarchy classifications are made if the significant inputs used in the financial models measuring the fair value of the assets and liabilities became unobservable or observable in the current marketplace. These transfers are considered to be effective as of the beginning of the period in which they occur. The Group did not transfer any assets or liabilities in or out of Level 2 and Level 3 during the years ended December 31, 2021 and 2022.

Fair value measurements on a recurring basis

As of December 31, 2021, the financial instruments measured at fair value on a recurring basis are as follows:

		Fair value measurement at reporting date using
	Fair value	Quoted Prices in Active	Significant Other	Significant
	as of December 31,	Markets for Identical Assets	Observable Inputs	Unobservable Inputs
Description	2021	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB
Time deposit	10,000	—	10,000	—

Short-term investments (Note 2(i)):

Short-term wealth management product	35,950	—	35,950	—

As of December 31, 2022, there was no financial instrument measured at fair value on a recurring basis.

The Group’s financial instruments including amount due to or due from related parties, receivables, short-term borrowing, payables and other current liabilities are not measured at fair value but for which the fair value is estimated for disclosure purposes, the carrying amount of which approximates the fair value due to their short-term nature.

Fair value measurements on a non-recurring basis

The Group’s long-term equity investments are measured at fair value on a non-recurring basis under measurement alternative, if an impairment loss is charged or fair value adjustment is made for an observable price in an orderly transaction for identical or similar investments of the same issuer. The related inputs used are classified as Level 3 fair value measurement. Please refer to Note 2(k) for more details of valuation techniques.

The Group’s non-financial assets, such as goodwill, intangible assets, and property and equipment, would be measured at fair value on a non-recurring basis, only if they were determined to be impaired. The inputs used to measure the estimated fair value of goodwill are classified as Level 3 fair value measurement due to the significance of unobservable inputs used such as historical financial information and assumptions about future growth rates and discount rates, which require significant judgment and company-specific information.

Revenue recognition

(r)          Revenue recognition

The Group generates revenues from recommendation services, big data and system-based risk management, marketing and other services.

According to ASC 606, the Group recognizes revenues when performance obligations under the terms of a contract with a customer are satisfied and promised services have transferred to the customer, in an amount of consideration to which an entity expects to be entitled to in exchange for those goods or services and net of value-added tax.

For service arrangements that involve multiple performance obligations, the transaction price is allocated to each performance obligation based on relative standalone selling prices of services being provided to customers. For the periods presented, the Group primarily uses the price to be charged for the service when the service is sold separately in similar circumstances to similar customers to determine the relative standalone selling price.

The Group accounts for discounts and return allowances as variable consideration. The Company considers the constraint on variable consideration and only recognize revenue to the extent that it is probable that a significant reversal will not occur when the uncertainty associated with the variable consideration is subsequently resolved. Customers for recommendation services are entitled to apply for returns for invalid recommendations within a specified period after the recommendation is delivered under a limited circumstances, i.e., the applicant’s phone number cannot be connected, or the applicant is in the blacklist maintained by the financial service providers, etc. Return allowances are estimated based on historical experiences of returns granted to customers.

Timing of revenue recognition may differ from the timing of payment from customers. The Group does not have material contract assets as it generally has the unconditional right to payment as revenue is recognized or the timing difference is immaterial. Accounts receivable represent amounts that the Group has satisfied the performance obligation and have the unconditional right to payment. Unearned revenue consists of payments received related to unsatisfied performance obligations at the end of the period, included in “Advances from customers” in the Group’s consolidated balance sheets. Due to the generally short-term duration of the Group’s contracts, the majority of the performance obligations are satisfied in one year. The amount of revenue recognized that was included in the receipts in advances from customers balance at the beginning of the year was RMB11.6 million and RMB8.1 million for the years ended December 31, 2021 and 2022.

Recommendation services:

(i)           Credit card:

The Group provides Recommendation Services in respect of credit card products offered by credit card issuers or their agents on its platform. The individual users can select and apply for the credit cards, and submit applications to credit card issuers or their agents. The Group is not involved in the credit card approval or issuance process. Service fee is charged to the customers, i.e., the credit card issuers or their agents, upon completion of an application, issuance or first usage of a credit card by the users (collectively referred to as “cost-per-success”). Revenue is recognized when all of the revenue recognition criteria are met, which is generally when the customers confirm the number of card application, issuance or first usage with the Group.

(ii)          Loans:

The Group provides Recommendation Services in respect of loan products offered by the financial service providers on its platform, and assist the financial service providers or their loan sales representatives to identify qualified individual users or borrowers. The Group considers the financial service providers, including banks, consumer finance companies, micro-loan companies and other licensed financial institutions, emerging technology-enabled financial service providers, or their loan sales representatives to be its customers, and receives service fees from the customers primarily based on number of applications of qualified users. The price for each recommendation charged to the financial service providers is either a fixed price as pre-agreed in the service contract, or pre-set in the bidding systems by the customers, or an amount charged based on a pre-agreed percentage of loan principal amount underwritten by the financial service providers. Revenue is recognized when all of the revenue recognition criteria are met, which is generally when the user application is delivered to the customers or when the customers confirmed the underwritten loan principal amount. After the users or borrowers submit applications for the recommended products to the customers, the Group does not retain any further obligations.

Big data and system-based risk management services

The Group provides big data risk management services to financial service providers, which integrates data and provides customizable automatic data and modeling solutions and services to financial service providers to facilitate their risk management primarily for loan products applicants. The Group also provides SaaS-based risk management solutions, which allow financial service providers to conveniently manage acquisition efficiency, borrower screening and assessment in a comprehensive manner. Revenues from the aforementioned services are recognized when all of the revenue recognition criteria are met, which is generally when the result of query is provided to customers with a pre-agreed fixed price. Through the acquisition of of Newsky Wisdom, the Group provides system-based total solutions to help the banking partners to build and boost digital capabilities so that they could better serve more end users with financial needs. Such services include system research and development services and maintenance services. The Group recognizes revenues of research and development services upon completion of the services. Revenues from system maintenance services are recognized ratably over the contractual terms.

Marketing and other services

Revenues of marketing and other services primarily consist of revenues from insurance brokerage service and other marketing services. Insurance brokerage revenue is commissions earned from insurance brokerage services, determined based on a percentage of premiums paid by the insureds. Insurance brokerage services revenue is recognized when the signed insurance policy is in place and the premium is collectable from the insured since the Group has fulfilled its performance obligation to sell an insurance policy on behalf of the insurance company. The brokerage commission, which is paid by the insurance company, is based on the terms specified in the service contracts with the insurance companies. Revenue of other marketing services is service fee charged to the customers including telecommunication service providers, e-Commerce marketplaces and other merchants for the marketing solutions and services in respect of user acquisition, product promotion and other marketing activities. Revenue is recognized when all of the revenue recognition criteria are met, which is generally when the relevant services specified in the contracts are rendered.

For service arrangements involved with third-party platform or suppliers, the Group considers whether it should report revenues on a gross or net basis by assessing all indicators set forth in ASC 606, and determine if the Group is acting as principal or agent. For arrangements where the Group controls the service before it is transferred to the customer as a principal, as the Group is the primary obligor, subject to inventory risk, and having discretion in establishing prices, revenue is recorded on a gross basis on the amount of fees it billed to its customers. Otherwise, the revenue is recorded on a net basis.

Cost of promotion and acquisition

(s)          Cost of promotion and acquisition

Beginning from 2021, the Company newly added a financial statement line item as cost of promotion and acquisition. Cost of promotion and acquisition consists primarily of expenditures relating to traffic acquisition, rewards to business partners for promotion in social network and social media platform, and marketing costs related to marketing and other services including commissions paid to individual insurance brokers, which were included in selling and marketing expenses and cost of revenue before 2021. For comparison purposes, the cost of promotion and acquisition for the years ended December 31, 2020 had been retrospectively reclassified. The amount reclassified from sales and marketing expenses to cost of promotion and acquisition was RMB353,119 for the years ended December 31, 2020. The amount reclassified from cost of revenue to cost of promotion and acquisition was RMB26,261 for the years ended December 31, 2020.

Cost of operation

(t)          Cost of operation

Cost of operation consists primarily of costs associated with maintenance of the platform including data acquisition costs, bandwidth and server hosting costs, call center outsourcing costs, depreciation, payroll and other related costs of operations. The marketing costs relating to marketing and other services including commissions paid to individual insurance brokers previously recorded in cost of revenues are reclassified to cost of promotion and acquisition in 2021. For comparison purposes, the cost of operation for the year of 2020 had been retrospectively reclassified.

Sales and marketing expenses

(u)          Sales and marketing expenses

Sales and marketing expenses consist primarily of marketing expenses relating to marketing activities, payroll costs and related expenses for employees involved in sales and marketing activities, and expenses for the portion of call center operations that the Group outsources. Beginning from 2021, traffic acquisition and rewards to business partners for promotion in social network and social media platform have been reclassified to cost of promotion and acquisition. For comparison purposes, the sales and marketing expenses for the years ended December 31, 2020 had been retrospectively reclassified.

Advertising costs are expensed as incurred. Total amount of advertising expenditures recognized in sales and marketing expenses were RMB2,578, RMB3,731 and RMB2,643 for the years ended December 31, 2020, 2021 and 2022, respectively.

Research and development expenses

(v)         Research and development expenses

Research and development expenses consist primarily of payroll costs and related expenses for employees involved in developing and improving platform and services and solutions. All research and development costs were expensed as incurred. Since inception, the amount of costs qualifying for capitalization has been immaterial and, as a result, all development costs have been expensed as incurred.

General and administrative expenses

(w)         General and administrative expenses

General and administrative expenses consist primarily of payroll costs and related expenses for employees involved in general corporate functions, including finance, legal and human resources, and professional fees relating to these functions.

Share-based compensation

(x)         Share-based compensation

All share-based awards granted to employees or non-employees, including restricted ordinary shares and share options, are measured at fair value on grant date. Share-based compensation expense is recognized using the straight-line vesting method for awards that contain only service conditions, and using graded vesting method for other awards, net of estimated forfeitures, over the requisite service period, which is the vesting period.

The Group uses the binomial option pricing model to estimate fair value of the share options. The determination of estimated fair value of share-based awards on the grant date using an option pricing model is affected by the fair value of underlying ordinary shares as well as assumptions regarding a number of complex and subjective variables. These variables include the expected value volatility of underlying ordinary shares over the expected term of the awards, actual and projected share option exercise behaviors, a risk-free interest rate and any expected dividends. The underlying ordinary shares which do not have quoted market prices, were valued based on the income approach. Determination of estimated fair value of the underlying ordinary shares requires complex and subjective judgments due to their limited financial and operating history, unique business risks and limited public information on companies in China similar to them.

Forfeitures are estimated at the time of grant and revised in subsequent periods if actual forfeitures differ from those estimates. The Group uses historical data to estimate forfeitures of the pre-vesting options and records share-based compensation expenses only for those awards that are expected to vest.

For share options granted with performance condition, the share-based compensation expenses is recorded when the performance condition is considered probable. The Group reassesses the probability of vesting at each reporting period for awards with performance conditions and adjusts compensation expense based on its probability assessment. The Group recognizes a cumulative catch up adjustment for changes in its probability assessment in the reporting periods of the changes.

A modification is defined as a change in the terms or conditions of a share-based award (“modified award”). The compensation expenses associated with the modified awards are recognized if either the original vesting condition or the new vesting condition is achieved. Total recognized compensation cost for the awards is at least equal to the fair value of the awards at the grant date unless at the date of the modification the performance or service conditions of the original awards are not expected to be satisfied. The incremental compensation expenses are equal to the excess of the fair value of the modified award immediately after the modification over the fair value of the original award immediately before the modification. For stock options already vested as of the modification date, the Group immediately recognized the incremental value as compensation expenses. For stock options still unvested as of the modification date, the incremental compensation expenses are recognized over the requisite service period of these stock options.

The Company’s share-based awards granted to employees of the Non-platform business should be recognized as a deemed dividend from the Group to its shareholders at the fair value determined as of the grant date.

Income taxes

(y)         Income taxes

Current income taxes are provided in accordance with the regulations of the relevant tax jurisdictions. The Group follows the liability method of accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on the temporary differences between the financial statements carrying amounts and tax basis of existing assets and liabilities by applying enacted statutory tax rates that will be in effect in the period in which the temporary differences are expected to reverse. The Group records a valuation allowance to reduce the amount of deferred tax assets if based on the weight of available evidence, it is more likely than not that some portion, or all, of the deferred tax assets will not be realized. The effect on deferred taxes of a change in tax rates is recognized in the consolidated statements of comprehensive loss in the period of change. Income tax liability is calculated based on a separate return basis as if the Group had filed separate tax returns before the Reorganization.

To assess uncertain tax positions, the Group applies a more likely than not threshold and a two-step approach for the tax position measurement and financial statement recognition. Under the two-step approach, the first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates that it is more likely than not that the position will be sustained, including resolution of related appeals or litigation processes, if any. The second step is to measure the tax benefit as the largest amount that is more than 50% likely of being realized upon settlement. As of December 31, 2021 and 2022, the Group did not have any significant unrecognized uncertain tax positions.

Leases

(z)          Leases

According to ASU 2016-02, the Group determines if an arrangement is or contains a lease at inception. The determination of whether an arrangement is a lease or contains a lease is made at inception by evaluating whether the arrangement conveys the right to use an identified asset and whether the Group obtains substantially all of the economic benefits from and has the ability to direct the use of the asset. The Group has operating leases primarily for office space. The Group elects to apply the short-term lease measurement and recognition exemption for contracts with lease terms of 12 months or less therefore the short-term leases are not recorded on the Group’s consolidated balance sheet. Right-of-use assets and liabilities are recognized at lease commencement date based on the present value of remaining lease payments over the lease terms. The Group considers only payments that are fixed and determinable at the time of lease commencement.

The Group uses the implicit rate when readily determinable, or its incremental borrowing rate based on the information available, at the commencement date in determining the present value of lease payments. Certain leases include renewal options and/or termination options. Renewal options are included in the lease term if the Group is reasonably certain to exercise those options while options to terminate the lease are only included in the lease term if the Group is reasonably certain not to exercise those options. Lease expense is recorded on a straight-line basis over the lease term.

Comprehensive loss

(aa)          Comprehensive loss

Comprehensive loss is defined as the changes in equity of the Group during a period from transactions and other events and circumstances excluding transactions resulting from investments from shareholders and distributions to shareholders. Comprehensive loss for the periods presented includes net loss and foreign currency translation adjustments.

Segment reporting

(ab)        Segment reporting

The Group’s chief operating decision maker has been identified as its Chief Executive Officer, who reviews the consolidated results when making decisions about allocating resources and assessing performance of the Group as a whole and hence, the Group has only one reportable segment. The Group does not distinguish between markets or segments for the purpose of internal reporting. The Group’s long-lived assets are substantially all located in the PRC and substantially all of the Group’s revenues are derived from the PRC. Therefore, no geographical segments are presented.

Statutory reserves

(ac)        Statutory reserves

The Group’s subsidiaries and VIEs established in the PRC are required to make appropriations to certain non-distributable reserve funds.

In accordance with the laws applicable to the Foreign Investment Enterprises established in the PRC, the Group’s subsidiaries registered as wholly-owned foreign enterprise have to make appropriations from their annual after-tax profits (as determined under generally accepted accounting principles in the PRC (“PRC GAAP”) to reserve funds including general reserve fund, enterprise expansion fund and staff bonus and welfare fund. The appropriation to the general reserve fund must be at least 10% of the annual after-tax profits calculated in accordance with PRC GAAP. Appropriation is not required if the general reserve fund has reached 50% of the registered capital of the company. Appropriations to the enterprise expansion fund and staff bonus and welfare fund are made at the respective company’s discretion.

In addition, in accordance with the PRC Company Laws, the Group’s VIEs registered as Chinese domestic company must make appropriations from its annual after-tax profits as determined under the PRC GAAP to non-distributable reserve funds including statutory surplus fund and discretionary surplus fund. The appropriation to the statutory surplus fund must be 10% of the annual after-tax profits as determined under PRC GAAP. Appropriation is not required if the statutory surplus fund has reached 50% of the registered capital of the company. Appropriation to the discretionary surplus fund is made at the discretion of the company.

The use of the general reserve fund, enterprise expansion fund, statutory surplus fund and discretionary surplus fund are restricted to offsetting of losses or increasing of the registered capital of the respective company. The staff bonus and welfare fund is a liability in nature and is restricted to fund payments of special bonus to employees and for the collective welfare of all employees. None of these reserves are allowed to be transferred to the company in terms of cash dividends, loans or advances, nor can they be distributed except under liquidation.

For the years ended December 31, 2020, 2021 and 2022, profit appropriation to statutory surplus fund for the Group’s entities incorporated in the PRC were nil, RMB127 and nil respectively. No appropriation to other reserve funds was made for any of the periods presented.